Revenue Recognition (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue

The Company disaggregates its revenue with customers by category and by geographic region based on customer location, see Note 4 for further information. The following represents the revenue for the three and six months ended September 30, 2024 and 2023, based on revenue category:

	For the Three Months Ended September 30,		For the Six Months Ended September 30,
	2024	2023	2024	2023
Devices	$15,045	$10,112	$28,573	$20,555
Services	2,695	2,710	5,995	5,085
Other	422	238	554	465
Total revenue, net	$18,162	$13,060	$35,122	$26,105

	For the Three Months Ended September 30,		For the Six Months Ended September 30,
	2024	2023	2024	2023
Point in time	$16,175	$11,386	$31,170	$22,892
Over time	1,987	1,674	3,952	3,213
Total revenue	$18,162	$13,060	$35,122	$26,105

The Company disaggregates its revenue with customers by category and by geographic region based on customer location, see Note 4 for further information. The following represents the net revenue for the years ended March 31, 2024 and 2023, based on revenue category:

	Years Ended March 31,
	2024	2023
Devices	$51,125	$43,452
Services	11,105	9,292
Other	2,243	1,315
Total revenue, net	$64,473	$54,059